KILPATRICK TOWNSEND & STOCKTON LLP www.kilpatricktownsend.com

1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

March 9, 2012	W. Randy Eaddy direct dial 336 607 7444 direct fax 336 734 2665 readdy@kilpatricktownsend.com

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Preliminary Proxy Materials of Schaller Equity Partners, in connection with the 2012 Annual Meeting of Shareholders of Cardinal Bankshares Corporation

Ladies and Gentlemen:

At the request and on behalf of our client, Schaller Equity Partners, a North Carolina limited partnership (the “Partnership”), we are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities and Exchange Act of 1934, a preliminary copy of proxy materials, including a Cover Letter to Shareholders, Proxy Statement and form of Proxy, to be furnished to shareholders of Cardinal Bankshares Corporation (the “Company”) to solicit proxies in opposition to the Company’s solicitation in connection with the Company’s 2012 Annual Meeting of Shareholders, which the Partnership understands will be scheduled for April 25, 2012 (the “Annual Meeting”).

The only substantive matter to be considered at the Annual Meeting of which the Partnership is aware is a proposal to elect directors to the Company’s Board of Directors (the “Board”). For example, the Company historically has not included ratification of its appointment of the independent auditor as a matter for shareholder vote. If the Company were to change its historical practice and include such a proposal in its proxy statement, the Partnership would also include that proposal as part of the Partnership’s solicitation, and would expect to support the position on it recommended by the Company.

In addition, depending on other possible developments with respect to the Company or the Annual Meeting of which the Partnership may become aware between now and the Company’s filing of its definitive proxy materials in connection with the Annual Meeting, the Partnership may nominate additional candidates for election to the Board or take other actions that will require amending the materials filed herewith. In such event, the Partnership will promptly file such amended materials with the Commission.

ATLANTA  AUGUSTA  CHARLOTTE  DENVER  DUBAI  NEW YORK  OAKLAND  RALEIGH  SAN DIEGO  SAN FRANCISCO  SEATTLE  SILICON VALLEY  STOCKHOLM  TAIPEI  TOKYO  WALNUT CREEK  WASHINGTON, DC  WINSTON-SALEM

As described in the preliminary proxy materials filed herewith, the Partnership has formed Coalition to Improve the Bank of Floyd, through which it will conduct its solicitation of the Company’s shareholders in connection with the Annual Meeting.

In connection with the proxy materials attached herewith, and any other solicitation materials filed with the Commission, the Partnership hereby acknowledges that it is responsible for the adequacy and accuracy of the disclosure in any such filings, other than with respect to information the Partnership has incorporated, and identified as deriving, from the Company’s definitive proxy statement, as required or permitted by the applicable rules of the Commission. In addition, the Partnership hereby acknowledges that any other written solicitation materials the Partnership may prepare in connection with the Annual Meeting must be filed under cover of Schedule 14A.

The foregoing acknowledgements for and on behalf of the Partnership are also being made by it for and on behalf of all members of Coalition to Improve the Bank of Floyd.

If you have any questions or comments, please contact the undersigned at 336-607-7444.  Thank you for your consideration.

Sincerely,

/s/ W. Randy Eaddy

W. Randy Eaddy

cc: Schaller Equity Partners